Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities and Other Payables [Abstract]
Deposits	$ 319,579	$ 325,628
Accrued expenses	943,319	691,453
Salary payable	661,972	662,799
Others	132,995	286,603
Total	$ 2,057,865	$ 1,966,483